ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2024.

AS AT JUN. 30, 2024 (MILLIONS)	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$95	$4	$99
Accounts receivable and other	134	43	177
Assets classified as held for sale	270	—	270
Property, plant and equipment	2,444	34	2,478
Intangible assets	288	43	331
Goodwill	—	45	45
Total assets	3,231	169	3,400
Less:
Accounts payable and other	(1,582)	(37)	(1,619)
Liabilities associated with assets classified as held for sale	(70)	—	(70)
Non-recourse borrowings	—	(13)	(13)
Deferred income tax liabilities	(205)	(8)	(213)
Non-controlling interests[1]	—	(4)	(4)
	(1,857)	(62)	(1,919)
Net assets acquired[2]	$1,374	$107	$1,481
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.